RELATED PARTY BALANCES AND TRANSACTIONS - Services provided by the related parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	¥ 12,526,640	$ 1,791,285	¥ 9,637,086	¥ 11,433,063
Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	292,251		233,407	356,086
Qihu | Brand fees charged | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	94,340		94,340	94,340
Qihu | Bandwidth service fee | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	30,396		115,134	117,983
Qihu | Referral service fee | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	9,441		9,446	9,550
Zhiling | Bandwidth service fee | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	91,657
Kincheng Bank | Referral service fee | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	52,239
Shuzhi | Rental Expenses Charged | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	11,018		11,613	11,815
Yujie | Referral service fee | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party				119,737
Others | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	¥ 3,160		¥ 2,874	¥ 2,661